Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 6,740,816	$ 227,423	$ 6,519,465
Work in process	3,452,332	116,475	2,822,687
Raw materials	12,625,502	425,962	10,850,062
Supplies	894,196	30,168	795,093
Raw materials and supplies in transit	548,065	18,491	450,755
Inventories	$ 24,260,911	$ 818,519	$ 21,438,062